Statement to Securityholder
Ally Auto Receivables Trust 2017-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2017-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	1/31/2017

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2017-1

5. Collateral Summary	Collection Period, Begin:	6/1/2018
	Collection Period, End:	6/30/2018
6. Charge-Off and Delinquency Rates	Determination Date:	7/10/2018
	Distribution Date:	7/16/2018
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Through Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007PAA1	274,000,000.00	0.00	0.83000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007PAB9	353,000,000.00	59,458,375.81	1.38000000	24,545,751.11	68,377.13	N/A	24,614,128.24	0.00	0.00	34,912,624.70
A-3	02007PAC7	353,000,000.00	353,000,000.00	1.70000000	0.00	500,083.33	N/A	500,083.33	0.00	0.00	353,000,000.00
A-4	02007PAD5	74,070,000.00	74,070,000.00	1.99000000	0.00	122,832.75	N/A	122,832.75	0.00	0.00	74,070,000.00
B	02007PAE3	23,450,000.00	23,450,000.00	2.35000000	0.00	45,922.92	N/A	45,922.92	0.00	0.00	23,450,000.00
C	02007PAF0	19,540,000.00	19,540,000.00	2.48000000	0.00	40,382.67	N/A	40,382.67	0.00	0.00	19,540,000.00
D	02007PAG8	14,520,000.00	14,520,000.00	3.02000000	0.00	36,542.00	N/A	36,542.00	0.00	0.00	14,520,000.00
Certificates	02007P103/U02004106	N/A	N/A	N/A	N/A	N/A	814,839.21	814,839.21	N/A	N/A	N/A
Deal Totals		1,111,580,000.00	544,038,375.81		24,545,751.11	814,140.80	814,839.21	26,174,731.12	0.00	0.00	519,492,624.70

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	168.43732524	69.53470569	0.19370292	69.72840861	0.00000000	98.90261955
A-3	1,000.00000000	0.00000000	1.41666666	1.41666666	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.65833333	1.65833333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.95833348	1.95833348	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.06666684	2.06666684	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.51666667	2.51666667	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	489.42799961
Ending Aggregate Note Pool Factor:	467.34614216

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	6/15/2018	7/15/2018	Actual/360	N/A	N/A	0.83000000	0.83000000	0.00
A-2	59,458,375.81	6/15/2018	7/15/2018	30/360	N/A	N/A	1.38000000	1.38000000	68,377.13
A-3	353,000,000.00	6/15/2018	7/15/2018	30/360	N/A	N/A	1.70000000	1.70000000	500,083.33
A-4	74,070,000.00	6/15/2018	7/15/2018	30/360	N/A	N/A	1.99000000	1.99000000	122,832.75
B	23,450,000.00	6/15/2018	7/15/2018	30/360	N/A	N/A	2.35000000	2.35000000	45,922.92
C	19,540,000.00	6/15/2018	7/15/2018	30/360	N/A	N/A	2.48000000	2.48000000	40,382.67
D	14,520,000.00	6/15/2018	7/15/2018	30/360	N/A	N/A	3.02000000	3.02000000	36,542.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	68,377.13	0.00	68,377.13	0.00
A-3	0.00	500,083.33	0.00	500,083.33	0.00
A-4	0.00	122,832.75	0.00	122,832.75	0.00
B	0.00	45,922.92	0.00	45,922.92	0.00
C	0.00	40,382.67	0.00	40,382.67	0.00
D	0.00	36,542.00	0.00	36,542.00	0.00
Deal Totals	0.00	814,140.80	0.00	814,140.80	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
4. Collections and Distributions

Collections
Receipts During the Period	26,150,587.38
Administrative Purchase Payments	111,901.65
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	379,203.94
Other Fees or Expenses Paid	0.00
Total Collections	26,641,692.97

Beginning Reserve Account Balance	2,791,509.28
Total Available Amount	29,433,202.25

Distributions
Total Available Amount	29,433,202.25
Basic Servicing Fee	465,461.85
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	691,293.21
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	45,922.92
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	40,382.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	36,542.00
Fourth Priority Principal Distributable Amount	10,029,902.85
Reserve Account Deposit	2,791,509.28
Noteholders' Regular Principal Distributable Amount	14,515,848.26
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	814,839.21

Supplemental Servicing Fees	44,910.89
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	15,000.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	69,007	46,960	45,765
	Aggregate Receivables Principal Balance	1,116,603,712.29	558,554,224.07	534,008,472.96
	Aggregate Amount Financed	1,116,603,712.29	558,554,224.07	534,008,472.96
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	5.26000000	5.36359415	5.37211506	66.01	66.84	66.92	52.81	39.13	38.33

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.16%	1.09%	1.43%	1.13%	1.38%	1.28%	1.32%	1.36%	1.16%	1.34%	1.16%	1.06%	1.30%	1.13%	1.30%	1.23%	1.28%	1.13%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2017-1
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	546,281,348.52	50	274,605.10	5,492.10	0.6032%	45,765	138	0.3015%
Preceding	572,143,211.76	43	309,210.10	7,190.93	0.6485%	46,960	134	0.2853%
Next Preceding	599,328,407.12	50	282,464.75	5,649.30	0.5656%	48,252	147	0.3047%
Third Preceding	627,524,650.85	53	265,669.33	5,012.63	0.5080%	Three Month Average		0.2972%
Four Month Average					0.5813%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,116,603,712.29	5,300,045.94	0.4747%	31 - 60 days	485	6,747,934.53	1.2636%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	114	1,535,422.31	0.2875%
Trust 2017-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	22	218,088.50	0.0408%
				> 120 days	2	9,614.62	0.0018%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		391	4,234,082.49
				Current Period		55	508,053.61
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		63	291,323.73
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		383	4,450,812.37

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,791,509.28	2,791,509.28	0.00	0.00	0.00	2,791,509.28	2,791,509.28

Statement to Securityholder
Ally Auto Receivables Trust 2017-1

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	5,023,712.29
Current Overcollateralization	14,515,848.26
Overcollateralization Target	14,515,848.26

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.01%	0.08%	0.10%	0.14%	0.13%	0.18%	0.19%	0.27%	0.25%	0.30%	0.29%	0.41%	0.37%	0.28%	0.27%	0.33%	0.30%	0.33%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2017-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2017-1 will perform in the future.